CASH COLLATERAL, REVERSE REPURCHASE AGREEMENTS AND SECURITIES BORROWING AND PAYABLES FROM REPURCHASE AGREEMENTS AND SECURITIES LENDING (Tables)	12 Months Ended
Dec. 31, 2022
CASH COLLATERAL, REVERSE REPURCHASE AGREEMENTS AND SECURITIES BORROWING AND PAYABLES FROM REPURCHASE AGREEMENTS AND SECURITIES LENDING [Abstract]
Composition of Cash Collateral, Reverse Repurchase Agreements and Securities Borrowing
a)	We present below the composition of cash collateral, reverse repurchase agreements and securities borrowing:

	2022	2021
	S/(000)	S/(000)

Cash collateral on repurchase agreements and security lendings (i)	649,769	1,080,616
Reverse repurchase agreement and security borrowings (ii)	452,087	654,783
Receivables for short sales	–	31,549
Total	1,101,856	1,766,948

(i)
As of December 31, 2022, the balance mainly comprises cash guarantees in U.S. dollar and Bolivianos. Cash guarantees were delivered to the Central Bank of Bolivia, received in Bolivians and U.S. dollar for the equivalent of S/424.8 million (S/736.2 million, as of December 31, 2021). Likewise, cash guarantees were delivered to the BCRP for US$52.5 million, equivalent to S/200.4 million, to guarantee debts with this same institution for approximately S/185.0 million, (as of December 31, 2021, cash guarantee for approximately US$82.4 million, equivalent to S/328.4 million to guarantee a debt in soles of approximately S/285.0 million).

Cash collateral granted bears interest at an average annual effective interest rate according to market rates. The related liability is presented in “Payables from repurchase agreements and securities lending” in the consolidated statement of financial position, see paragraph (c) below.

(ii)
Credicorp, through its subsidiaries, provides financing to its customers through reverse repurchase agreements and securities borrowing, in which a financial instrument serves as collateral. Details of said transactions are as follows:

Information about Reverse Repurchase Agreements and Security Borrowings, Financial Instrument Serves as Collateral
(ii)
Credicorp, through its subsidiaries, provides financing to its customers through reverse repurchase agreements and securities borrowing, in which a financial instrument serves as collateral. Details of said transactions are as follows:

		2022						2021
	Currency	Average interest rate	Up to 3 days	From 3 to 30 days	More than 30 days	Carrying amount	Fair value of underlying assets	Average interest rate	Up to 3 days	From 3 to 30 days	More than 30 days	Carrying amount	Fair value of underlying assets
		%	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)%		S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Instruments issued by the Colombian Government	Colombian peso	4.66	–	205,480	26,979	232,459	254,226	5.89	–	321,196	–	321,196	361,337
Other instruments (*)		1.69	42,616	128,232	48,780	219,628	218,859	2.83	31,736	256,874	44,977	333,587	292,414
			42,616	333,712	75,759	452,087	473,085		31,736	578,070	44,977	654,783	653,751
(*) Corporate and financial system instruments.

Information about Payables from Repurchase Agreements and Security Lending
b)
Credicorp, through its subsidiaries, obtains financing through “Payables from repurchase agreements and securities lending” by selling financial instruments and committing to repurchase them at future dates, including interest at a fixed rate. The details of said transactions are as follows:

		2022						2021
	Currency	Average interest rate	Up to 3 days	From 3 to 30 days	More than 30 days	Carrying amount	Fair value of underlying assets	Average interest rate	Up to 3 days	From 3 to 30 days	More than 30 days	Carrying amount	Fair value of underlying assets
		%	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)%		S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Debt instruments, cash and loans (c)			–	64,273	12,268,416	12,332,689	12,449,218		-	204,916	20,986,894	21,191,810	21,362,884
Instruments issued by the Colombian Government	Colombian pesos	6.12	–	539,731	–	539,731	536,398	5.36	–	676,361	–	676,361	676,300
Instruments issued by the Chilean Government	Chilean pesos	0.96	38,192	–	–	38,192	38,192	0.31	-	74,218	–	74,218	74,216
Other instruments		3.77	15,840	40,273	–	56,113	56,193	2.91	-	71,477	–	71,477	71,431
			54,032	644,277	12,268,416	12,966,725	13,080,001		-	1,026,972	20,986,894	22,013,866	22,184,831

Information about Repurchase Agreement Secured with Cash, Investments and Loans
c)
As of December 31, 2022, and 2021 the Group has repurchase agreements secured with: (i) cash, see note 5(a), (ii) investments, see note 6(b), and (iii) loans, see note 7(a). This item consists of the following:

		2022			2021
			Carrying			Carrying
Counterparties	Currency	Maturity	amount	Collateral	Maturity	amount	Collateral
			S/(000)			S/(000)
BCRP - Reactiva Perú (*)	Sol	May 2023 / December 2025	6,981,698	Loans guaranteed by National Government	May 2023 / December 2025	14,994,230	Loans guaranteed by National Government
BCRP	Sol	January 2023 / September 2025	3,263,472	Investments	January 2022 / September 2025	2,938,683	Investments
Banco Central de Bolivia	Boliviano	January 2023 / December 2023	424,822	Cash	February 2022 / December 2022	736,155	Cash
BCRP - Reactiva Perú Especial (*)	Sol	June 2023 / December 2025	793,734	Loans guaranteed by National Government	June 2023 / December 2025	1,408,018	Loans guaranteed by National Government
Natixis S.A.	Sol	August 2028	270,000	Investments	August 2028	270,000	Investments
BCRP, Note 5(a)(i)	Sol	March 2023	185,000	Cash with BCRP	March 2022 / March 2023	285,000	Cash with BCRP
Citigroup Global Markets Limited (i)	U.S. Dollar	August 2026	171,630	Investments	August 2026	179,415	Investments
Natixis S.A. (ii)	U.S. Dollar	August 2026	95,350	Investments	August 2026	99,675	Investments
Banco de la República	Colombian peso	January 2023	58,955	Investments	January 2022	203,026	Investments
Other minors		January 2023	5,099	Investments	January 2022	1,848	Investments
Accrued interest			82,929			75,760
			12,332,689			21,191,810

(*)   Comprised Agreement Transactions where BCP and MiBanco sell representing credit securities guaranteed by the BCRP, they receive soles and are obliged to buy them back at a later date. The credit representing securities with guarantee of the National Government may have the form of a portfolio of credit representing titles or of Certificates of Participation in trustee of the loan portfolio guaranteed by the National Government (Reactiva Especial). The BCRP will charge a fixed interest annual rate in soles of 0.5 percent for the operation and will include a grace period of twelve months without payment of interest or principal. As of December 2022, the total credits granted through the Reactiva Perú program is S/8,877.2 million (S/18,404.6 million, at December 31, 2021), see Note 7(a).

As of December 31, 2022, said operations accrue interest at fixed and variable rates between 0.50 percent and 12.84 percent and between Libor 6M + 1.68 percent and Libor 6M + 1.90 percent,         respectively, (between 0.50 percent and 6.73 percent and between Libor 6M + 1.68 percent and Libor 6M + 1.90 percent , respectively, as of December 31, 2021).

Certain repurchase agreements were hedged using cross-currency swaps (CCS), as detailed below:

(i)
As of December 31, 2022 the Group maintains cross currency swaps (CCS) which were designated as a cash flow hedge of certain repurchase agreements in U.S. Dollar at variable rate for a notional amount of US$ 45.0 million, equivalent to S/ 171.6 million (approximately US$ 45.0 million, equivalent to S/179.4 million, as ofDecember 31, 2021). By means of these CCS, said repurchase agreements were economically converted to soles, see note 13(c).

(ii)
As of December 31, 2022, the Group maintains a CCS which was designated as a cash flow hedge of a repurchase agreement in U.S. dollar at variable rate for a total notional amount of US$25.0 million, equivalent to S/95.3 million (approximately US$25.0 million, equivalent to S/99.7 million, as of December 31, 2021). By means of the CCS, said repurchase agreement was economically converted to soles at a fixed interest rate; see note 13(c).